TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective
Prospectuses,
Summary Prospectuses and Statements of
Additional Information, as supplemented


Effective on or about October 31, 2018,
Transamerica Asset Management, Inc.
("TAM") will terminate its investment
sub-advisory
agreement with Boston Advisors, LLC
("Boston Advisors") with respect to
Transamerica Small Cap Value (the
"fund") and will enter into a
new investment sub-advisory agreement
with Peregrine Capital Management, LLC
("Peregrine") with respect to the fund.
An information
statement will be made available to
fund shareholders which will provide
certain information about the new sub-
adviser and the terms of the
new sub-advisory agreement.

In connection with the change in sub-
adviser: (i) the fund's principal
investment strategies will change; and
(ii) the fund will have lower
management fee and sub-advisory fee
schedules. These changes are described
below.

TAM will continue to serve as the
fund's investment manager.



Effective on or about October 31, 2018,
the following information will
supplement and supersede any contrary
information contained in the
Prospectuses, Summary Prospectuses and
Statements of Additional Information
concerning Transamerica Small Cap
Value:

OPERATING EXPENSES:

The "Annual Fund Operating Expenses"
table included in the "Fees and
Expenses" section of the Prospectuses
and Summary Prospectuses
will be deleted in its entirety and
replaced with the following as
applicable:

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your
investment)
Class A C I R6 I2 Advisor T1 T2 R R4 I3
Management fees1 0.80% 0.80% 0.80%
0.80% 0.80% 0.80% 0.80% 0.80% 0.80%
0.80% 0.80%
Distribution and service
(12b-1) fees 0.25% 1.00% 0.00% 0.00%
None None 0.25% 0.25% 0.50% 0.25% None
Other expenses 0.43% 0.25% 0.27% 0.17%
0.17% 0.37% 0.16% 0.16% 0.16% 0.17%
0.17%
Total annual fund operating
2expenses1.48% 2.05% 1.07% 0.97% 0.97%
1.17% 1.21% 1.21% 1.46% 1.22% 0.97%
Fee waiver and/or expense
reimbursement3 0.18% 0.00% 0.02% 0.00%
0.00% 0.12% 0.00% 0.00% 0.00% 0.12%
0.12%
Total annual fund operating
expenses after fee waiver
and/or expense
reimbursement 1.30% 2.05% 1.05% 0.97%
0.97% 1.05% 1.21% 1.21% 1.46% 1.10%
0.85%

1 Management fees have been restated to
reflect a reduction in management fees
effective October 31, 2018.

2 Total annual fund operating expenses
do not correlate to the ratio of
expenses to average net assets in the
financial highlights table,
which do not reflect the reduction in
management fees effective October 31,
2018.

3 Contractual arrangements have been
made with the fund's investment
manager, Transamerica Asset Management,
Inc. ("TAM"),
through March 1, 2019 to waive fees
and/or reimburse fund expenses to the
extent that total annual fund operating
expenses exceed
1.30% for Class A shares, 2.05% for
Class C shares, 1.05% for Class I
shares, 1.05% for Class R6 shares,
1.05% for Class I2 shares,
1.05% for Advisor Class shares, 1.30%
for Class T1 shares, 1.30% for Class T2
shares, 1.50% for Class R shares, 1.10%
for Class
R4 shares and 0.85% for Class I3
shares, excluding, as applicable,
acquired fund fees and expenses,
interest, taxes, brokerage
commissions, dividend and interest
expenses on securities sold short,
extraordinary expenses and other
expenses not incurred in the
ordinary course of the fund's business.
These arrangements cannot be terminated
prior to March 1, 2019 without the
Board of
Trustees' consent. TAM is permitted to
recapture amounts waived and/or
reimbursed to a class during any of the
36 months from
the date on which TAM waived fees
and/or reimbursed expenses for the
class. A class may reimburse TAM only
if such
reimbursement does not cause, on any
particular business day of the fund,
the class's total annual operating
expenses (after the
reimbursement is taken into account) to
exceed the applicable limits described
above or any other lower limit then in
effect.


The "Example" table included in the
Prospectuses and Summary Prospectuses
will be deleted in its entirety and
replaced with the following
as applicable:

If the shares are redeemed at the end
of each period:

1 year 3 years 5 years 10 years
Class A $675 $975 $1,297 $2,207
Class C $308 $643 $1,103 $2,379
Class I $107 $338 $588 $1,304
Class R6 $99 $309 $536 $1,190
Class I2 $99 $309 $536 $1,190
Advisor Class $107 $360 $632 $1,410
Class T1 $370 $624 $898 $1,679
Class T2 $420 $673 $945 $1,722
Class R $149 $462 $797 $1,746
Class R4 $112 $375 $659 $1,467
Class I3 $87 $297 $525 $1,179

If the shares are not redeemed:

1 year 3 years 5 years 10 years
Class A $675 $975 $1,297 $2,207
Class C $208 $643 $1,103 $2,379
Class I $107 $338 $588 $1,304
Class R6 $99 $309 $536 $1,190
Class I2 $99 $309 $536 $1,190
Advisor Class $107 $360 $632 $1,410
Class T1 $370 $624 $898 $1,679
Class T2 $420 $673 $945 $1,722
Class R $149 $462 $797 $1,746
Class R4 $112 $375 $659 $1,467
Class I3 $87 $297 $525 $1,179

PRINCIPAL INVESTMENT STRATEGIES:

The "Principal Investment Strategies"
section included in the Prospectuses
and Summary Prospectuses will be
deleted in its entirety and
replaced with the following:

The fund's sub-adviser, Peregrine
Capital Management, LLC (the "sub-
adviser") invests, under normal
circumstances, at least 80% of
the fund's net assets (plus the amount
of borrowings, if any, for investment
purposes) in equity securities of
small-capitalization
companies. The fund generally considers
a small-capitalization company to be a
company with a market capitalization
within the range
of the Russell 2000(r) Value Index at the time of initial purchase. As of July
31, 2018, the market capitalization
range of the Russell 2000
Value Index was between $86 million and
$5.934 billion. The equity securities
in which the fund invests are primarily
common stocks of

U.S. companies.
The sub-adviser uses a proprietary,
quantitative screening process designed
to identify the least expensive small
cap stocks across each
sector. This screening process narrows
the investment universe and allows the
sub-adviser to focus its fundamental
research and analysis
on the stocks that the sub-adviser
believes are the most undervalued
relative to their respective sector
peer group. Fundamental research
is primarily conducted through
financial statement analysis, meetings
with company management teams, and
interacting with sell-side
research analysts. Through its
fundamental research and analysis, the
sub-adviser seeks to uncover one or
more of the following five
Value Buy Criteria that the sub-adviser
believes may act as a catalyst for
stock appreciation:


Resolvable Short-Term Problem -
Companies that, although they may have
gone through a negative fundamental
event that
has had an impact on stock price and
valuation, the sub-adviser believes it
is able to identify and understand the
company's
pathway to resolve the problem within a
reasonable period of time.


Catalyst for Change - Companies that
may have a material fundamental event
going on that the sub-adviser believes
the
market is not pricing in to the
valuation of the stock.


Unrecognized Assets - Companies that
the sub-adviser believes may have some
intrinsic value that the market is not
appreciating and the sub-adviser
believes there is a pathway to
unlocking that value within the near to
moderate term.





Fundamental Undervaluation - Companies
that the sub-adviser believes lack
significant sponsorship from the sell-
side
community and often times have strong
margins and growth but are in the 10-
15% of the lowest valued names in a
sector.


Take-Over Potential - Companies that
the sub-advsier believes have assets
that would be more attractive in the
hands of
other owners.

The sub-adviser may sell a stock when
the sub-adviser believes it has become
fairly valued or when signs of
fundamental deterioration
appear. The sub-adviser may actively
trade portfolio securities.

From time to time, the fund may invest
up to 10% of its assets in exchange-
traded funds ("ETFs") in order to
manage market liquidity
and equitize cash. The fund may also
invest some of its assets in cash or in
money market instruments, including
U.S. Government
obligations and repurchase agreements,
or make other shortterm debt
investments to maintain liquidity.

SUB-ADVISER:

The fund's sub-adviser will be as
follows:

Peregrine has been a registered
investment adviser since 1984. As of
July 31, 2018, Peregrine had
approximately $4.4 billion in total
assets under management. Peregrine's
principal business address is 800
LaSalle Avenue, Suite 1850,
Minneapolis, MN 55402.

PORTFOLIO MANAGERS:

The fund's portfolio managers will be
as follows:

Sub-Adviser Positions Over Past Five
Years

Name

Jason R. Ballsrud, CFA Peregrine
Capital Management, LLC Portfolio
Manager of the fund since 2018;
Employee of
Peregrine Capital Management, LLC since
1997, Owner
and Board Member
Tasso H. Coin, Jr., CFA Peregrine
Capital Management, LLC Portfolio
Manager of the fund since 2018;
Employee of
Peregrine Capital Management, LLC since
1995, Owner
and Board Member
Douglas G. Pugh, CFA Peregrine Capital
Management, LLC Portfolio Manager of
the fund since 2018; Employee of
Peregrine Capital Management, LLC since
1997, Owner
and Board Member

MANAGEMENT FEES:

TAM will receive compensation from the
fund, calculated daily and paid
monthly, at the annual rates (expressed
as a percentage of the
fund's average daily net assets)
indicated below:

First $300
million................................
........................................
........................ 0.80%
Over $300 million up to $800
million................................
................................ 0.75%
Over $800 million
........................................
........................................
................ 0.71%

SUB-ADVISORY FEES:

Peregrine will receive monthly
compensation from TAM at the annual
rate of a specified percentage,
indicated below, of the fund's average
daily net assets:

Fund Sub-Adviser Sub-Advisory Fees
Transamerica Small Cap Value Peregrine
Capital Management, LLC 0.36% of the
first $300 million
0.31% over $300 million up to $800
million
0.30% in excess of $800 million


Investors Should Retain this Supplement
for Future Reference

August 27, 2018